ENTITY-WIDE DISCLOSURES	12 Months Ended
Dec. 28, 2025
Entity-wide disclosures [Abstract]
ENTITY-WIDE DISCLOSURES	ENTITY-WIDE DISCLOSURES:
Property, plant and equipment, right-of-use-assets, intangible assets, and goodwill, are allocated to geographic areas as follows:

	December 28, 2025	December 29, 2024

United States	$4,100,631	$542,322
Canada	61,784	57,713
Honduras	342,118	333,390
Caribbean	528,676	475,011
Asia-Pacific	373,615	349,627
Other	185,909	35,741
	$5,592,733	$1,793,804

Customers accounting for at least 10% of total net sales for the fiscal years ended December 28, 2025 and December 29, 2024 were as follows:

	2025	2024

Customer A	33.2%	26.8%
Customer B	14.2%	12.4%
During fiscal 2024, the Company’s two largest wholesale distributor customers (referred to as Customer A and Customer B in 2024) combined their business. As a result, for reporting purposes, the combined entity is presented as Customer A in fiscal 2025. Accordingly, comparative figures for 2024 reflect Customer A and Customer B as separate customers, while in 2025, their consolidated results are reported under Customer A.
The Company manages its business on the basis of one reportable operating segment.